CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock IPO [Member]	Common Stock Private Placement [Member]	Common Stock	Additional Paid-in Capital IPO [Member]	Additional Paid-in Capital Private Placement [Member]	Additional Paid-in Capital	Accumulated Deficit	IPO [Member]	Private Placement [Member]	Total
Balance at Dec. 31, 2017			$ 102			$ 561,288	$ 3,875			$ 565,265
Balance (shares) at Dec. 31, 2017			102,300,010
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock			$ 1			1,769				1,770
Issuance of common stock (shares)			349,691
Share-based compensation						2,315				2,315
Net loss							(36,256)			(36,256)
Balance at Dec. 31, 2018			$ 103			565,372	(32,381)			533,094
Balance (shares) at Dec. 31, 2018			102,649,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options						822				822
Exercise of stock options (shares)			149,599
Share-based compensation						1,816				1,816
Net loss							(21,351)			(21,351)
Balance at Sep. 30, 2019			$ 103			568,010	(53,732)			514,381
Balance (shares) at Sep. 30, 2019			102,799,300
Balance at Dec. 31, 2018			$ 103			565,372	(32,381)			533,094
Balance (shares) at Dec. 31, 2018			102,649,701
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock						923				923
Issuance of common stock (shares)			193,911
Share-based compensation						2,461				2,461
Net loss							(32,600)			(32,600)
Balance at Dec. 31, 2019			$ 103			568,756	(64,981)			503,878
Balance (shares) at Dec. 31, 2019			102,843,612
Balance at Jun. 30, 2019			$ 103			567,248	(49,062)			518,289
Balance (shares) at Jun. 30, 2019			102,769,324
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options						164				164
Exercise of stock options (shares)			29,976
Share-based compensation						598				598
Net loss							(4,670)			(4,670)
Balance at Sep. 30, 2019			$ 103			568,010	(53,732)			514,381
Balance (shares) at Sep. 30, 2019			102,799,300
Balance at Dec. 31, 2019			$ 103			568,756	(64,981)			503,878
Balance (shares) at Dec. 31, 2019			102,843,612
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 14			$ 318,979	$ 2,233			$ 318,993	$ 2,233
Issuance of common stock (shares)	13,500,000	85,880
Exercise of stock options						185				185
Exercise of stock options (shares)			33,792
Share-based compensation						3,903				3,903
Net loss							(13,806)			(13,806)
Balance at Sep. 30, 2020			$ 117			894,056	(78,787)			815,386
Balance (shares) at Sep. 30, 2020			116,463,284
Balance at Jun. 30, 2020			$ 103			570,434	(73,694)			496,843
Balance (shares) at Jun. 30, 2020			102,862,404
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock	$ 14			$ 318,979	$ 2,233			$ 318,993	$ 2,233
Issuance of common stock (shares)	13,500,000	85,880
Exercise of stock options						82				82
Exercise of stock options (shares)			15,000
Share-based compensation						2,328				2,328
Net loss							(5,093)			(5,093)
Balance at Sep. 30, 2020			$ 117			$ 894,056	$ (78,787)			$ 815,386
Balance (shares) at Sep. 30, 2020			116,463,284